Guarantee (Details) - 12 months ended Mar. 31, 2019 - Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]	USD ($)	CNY (¥)	CNY (¥)
Guarantee (Textual)
Bank borrowing | $	$ 454,471
Other borrowing | $	$ 548,345
RMB [Member]
Guarantee (Textual)
Bank borrowing | ¥		¥ 3,050,000
Other borrowing | ¥			¥ 3,680,000